Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax provision	$ 40	$ 120	$ 40
Federal tax provision	0	0	$ 0
Valuation allowance related to net operating losses	38,700	47,000
Accrued interest or penalties	0	0
Other income (expense)
Operating Loss Carryforwards [Line Items]
State of Massachusetts Life Sciences tax credit received	900
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	552,200	494,800
Net operating loss ("NOL") carryforwards, subject to expire	73,700
Net operating loss ("NOL") carryforwards, carried forward indefinitely	478,500
Federal and state tax credits	11,800
State
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	352,900	$ 323,800
Federal and state tax credits	$ 2,800